Organization and Business Operation (Details) - Arisz Acquisition Corp. [Member] - USD ($)									12 Months Ended
	Jul. 28, 2023	May 11, 2023	Jan. 20, 2023	Oct. 26, 2022	Oct. 24, 2022	Nov. 24, 2021	Nov. 22, 2021	Aug. 05, 2021	Sep. 30, 2023	Jan. 22, 2024	May 22, 2023	Apr. 25, 2023	Apr. 24, 2023	Feb. 09, 2023	Nov. 09, 2022	Oct. 13, 2022	Oct. 10, 2022	Sep. 30, 2022	Jul. 14, 2022	Oct. 29, 2021
Organization and Business Operation [Line Items]
Subscribe amount																$ 2,000,000			$ 1,250,000
Loan amount													$ 450,000
Unsecured promissory note interest rate																	3.50%
Deposited trust account		$ 120,000							$ 34,107,463					$ 690,000				$ 69,418,075
Redeemable common stock per share (in Dollars per share)														$ 0.1						$ 0.014
Contributes to Trust Account		$ 120,000
Sponsor deposit amount											$ 120,000
Share price									$ 39,180,000
Offering price per share (in Dollars per share)									$ 10.46
Stock value outstanding amount									$ 33,020,000.00
Aggregate amount									120,000
Loan installment amount	$ 360,000
Related party loan evidenced by promissory note								$ 105,000
Underwriting fees									1,725,000
Other offering costs									$ 1,275,233
Price per share (in Dollars per share)																	$ 10
Fair market value, percentage									80.00%
Income earned, percentage									80.00%
Trust account balance, percentage									80.00%
Business combination, description									If the Company is no longer listed on NASDAQ, it will not be required to satisfy the 80% test.
Net tangible assets									$ 5,000,001
Per share value of the assets (in Dollars per share)									$ 10
Cash									$ 215,059
Working capital deficit									$ 2,911,056
Excise tax									1.00%
Exercise tax liability									$ 391,931
Maximum [Member]
Organization and Business Operation [Line Items]
Loan amount													2,220,000
Minimum [Member]
Organization and Business Operation [Line Items]
Loan amount													$ 1,930,000
U.S. federal [Member]
Organization and Business Operation [Line Items]
Excise tax									1.00%
BitFuFu [Member]
Organization and Business Operation [Line Items]
Loan amount																	$ 2,220,000
Shares issued (in Shares)																	400,000
Third installment loan received												$ 450,000
Loan [Member]
Organization and Business Operation [Line Items]
Installments amount			$ 740,000	$ 740,000	$ 740,000
IPO [Member]
Organization and Business Operation [Line Items]
Offering price per share (in Dollars per share)							$ 10
Aggregate amount								$ 300,000
Shares issued (in Shares)							6,000,000
Generating gross proceeds							$ 60,000,000
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Offering price per share (in Dollars per share)						$ 10
Shares issued (in Shares)						900,000			900,000
Generating gross proceeds						$ 9,000,000
Additional private units									$ 69,000,000
Price per share (in Dollars per share)									$ 10
Private Units [Member]
Organization and Business Operation [Line Items]
Offering price per share (in Dollars per share)						$ 10
Shares issued (in Shares)						22,500
Generating gross proceeds						$ 225,000
Public Shares [Member]
Organization and Business Operation [Line Items]
Price per share (in Dollars per share)									$ 10
Aggregate percentage									20.00%
Class A Ordinary Shares [Member]
Organization and Business Operation [Line Items]
Common stock par value (in Dollars per share)																			$ 0.0001
Common Stock [Member]
Organization and Business Operation [Line Items]
Common stock par value (in Dollars per share)									$ 10
Common stock redemption (in Shares)									3,745,635
Common stock outstanding (in Shares)									5,155,754
Business Combination [Member]
Organization and Business Operation [Line Items]
Trust account									$ 120,000
Transaction costs									5,587,733
Deferred underwriting fees									$ 2,587,500
Public per share (in Dollars per share)									$ 10
Aggregate percentage									100.00%
Business Combination [Member] | Forecast [Member]
Organization and Business Operation [Line Items]
Deposited trust account										$ 120,000
Arisz [Member]
Organization and Business Operation [Line Items]
Deposited trust account															$ 690,000
Redeemable common stock per share (in Dollars per share)															$ 0.1
Sponsor and Chardan Capital Markets LLC [Member]
Organization and Business Operation [Line Items]
Offering price per share (in Dollars per share)									$ 10
Shares issued (in Shares)									253,889
Generating gross proceeds									$ 2,538,886